5. REVERSE TAKEOVER: Schedule of Fair Value Measurement of Warrants and Stock Options (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value Measurement of Warrants and Stock Options

Expected life in years	2.38
Volatility	80%
Risk-free rate	0.39%
Share Price	$1.152
Dividend yield	0.00%